Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Insurance Contracts [Abstract]
Schedule of reinsurance assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2021	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$—	$7	$214	$—	$221
Individual non-participating life and health	(547)	838	33	16	340
Group life and health	284	2,018	5	—	2,307
Individual annuities	—	—	—	15	15
Group annuities	22	—	—	—	22
Reinsurance assets before other policy assets	(241)	2,863	252	31	2,905
Add: Other policy assets(2)	95	563	81	39	778
Total Reinsurance assets	$(146)	$3,426	$333	$70	$3,683

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $16 for Individual non-participating life and health, and $15 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2020	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$57	$9	$263	$—	$329
Individual non-participating life and health	(636)	882	49	18	313
Group life and health	403	1,920	4	—	2,327
Individual annuities	—	—	—	17	17
Group annuities	140	—	—	—	140
Reinsurance assets before other policy assets	(36)	2,811	316	35	3,126
Add: Other policy assets(2)	104	508	65	40	717
Total Reinsurance assets	$68	$3,319	$381	$75	$3,843

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $18 for Individual non-participating life and health, and $17 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

Schedule of reinsurance expenses and benefits
Reinsurance (expenses) recoveries consist of the following:

For the years ended December 31,	2021	2020
Recovered claims and benefits	$2,233	$2,182
Commissions	65	69
Reserve adjustments	45	22
Operating expenses and other	82	80
Total reinsurance (expenses) recoveries	$2,425	$2,353